UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

  (Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Frontier Equity Fund

March 31, 2004

March 31, 2004

Dear Shareholders,

The past six months have brought many positive changes to the Frontier Equity Fund. Constructive alterations are beginning to produce results.  During the period from September 2003 to March 2004, the net asset value of the Fund increased approximately 25%, total assets grew to over one million dollars, and we have experienced growing investor interest.

The current economy and the financial markets have been encouraging.  While the markets will continue to vacillate, we believe that the performance and prospects of the Fund will continue to improve.  We attribute much of the market’s advance during the last six months to steady economic expansion following the 2001 recession.  Some market watchers voiced concern that the recovery might not come to fruition.  Their concerns had merit, particularly as new hiring failed to occur.  Now that hiring has started to pick up, we believe that the economy will continue to expand bringing an opportunity to benefit from owning companies whose growth prospects exceed the norm.  This is the Equity Portfolio’s main objective.  Recently, some have voiced concerns about interest rates.  While a rise in interest rates will have some impact, we believe that those companies that we invest in will not, for the most part, be significantly impacted by higher rates.   We will continue to seek out common stock in undervalued companies and in companies that we believe have potential for superior earnings growth.

Thank you for your continuing support and please feel free to write or telephone with your questions or comments.

Sincerely,

/s/Amy L. Siesennop

President

The Frontier Equity Fund

Schedule of Investments
March 31, 2004 (Unaudited)
Quantity	Security Description	Current Price	Percent of Net Assets

Common Stock
Banking & Finance
1,500	Track Data Corp.*	$ 1,710
5,000	Vfinance, Inc.	1,700
2,000	Cvf Technologies Corp.	640
5,000	Global Axcess Corp.	3,100
4,000	Harcourt Companies, Inc.	2,000
200	Eplus, Inc.	2,594
		11,744	1.10%
Business Services
1,000	North American Tech Group	$ 970
3,000	Kolorfusion Intl, Inc.	2,310
4,000	Ableauctions.com, Inc.	3,920
1,000	Adstar, Inc.	2,300
20,000	Datalogic International	15,200
1,500	Digital Generation Systems	2,265
1,000	Dyntek, Inc.	750
750	Food Technology Service	1,373
20,000	Global Network, Inc.	2,000
300	Lionbridge Technologies	2,919
500	Online Resources Corp.	2,980
2,000	Summus, Inc.	214
600	24/7 Real Media, Inc.	4,350
3,000	Financialcontent, Inc.	3,090
		44,641	4.19%
Communications Equipment & Services
300	City Telecom (Hk) Ltd.*	$ 1,947
1,000	Deltathree, Inc.	2,420
50,000	Epicus Comms Group, Inc.	1,100
8,000	Globalnet Corp.	300
12,500	Globetel Communications	1,600
1,500	Ibasis, Inc.	2,220
7,000	Ipvoice.Com, Inc. New	6,615
5,000	Phone 1Globalwide, Inc.	7,600
2,000	Provo International, Inc.	740
1,000	Vicom, Inc.	1,650
3,500	Zi Corp.	9,940
4,000	Wave Rider Communications, Inc.	920
25,000	Hop-On.Com	1,125
2,000	Isecuretrac Corp.	1,080
1,000	Proxim Corp.	1,770
15,000	Sentry Technology	2,550
2,000	Teraforce Technology Corp.	460
2,000	Tii Network Technologies	3,560
19,000	5G wireless Communications, Inc.	703
2,000	ARC Wireless Solutions, Inc.	1,400
55,000	Nighthawk Systems, Inc.	15,125
700	Raindance Communications, Inc.	1,995
6,000	Wpcs International, Inc	5,820
750	Z-Tel Technologies, Inc.	1,628
		74,268	6.97%
Computer Communications Equipment
250	Lanoptics Ltd.	$ 2,125
2,000	Lantronix, Inc.	2,760
7,500	Viseon, Inc.	10,200
10,000	Telenetics Corp.	1,600
1,000	Westell Tech, Inc.	7,300
		23,985	2.25%
Computers & Technology
4,000	Communication Intelligence	$ 2,760
3,000	Alanco Technologies, Inc.	2,370
2,000	Exabyte Corp.	1,820
300	Interlink Electronics	3,537
7,000	Mitek Systems, Inc.	7,490
300	Sigma Designs	2,151
		20,128	1.89%
Computer Software
500	I-Many, Inc.	$ 550
500	Axs-One, Inc.	1,780
300	Captiva Software Corp.	4,155
75,000	Clancy Systems International, Inc.	1,950
2,000	Egames, Inc.	2,600
5,000	Forlink Software Corp.	1,750
50,000	H Quotient, Inc.*	85,000
3,000	Internet America	2,700
600	Intervideo, Inc.	6,324
5,000	Pharsight Corp.	7,500
600	Quovadx, Inc.	2,208
500	Scansoft, Inc.	2,775
700	Us Dataworks, Inc.	1,358
2,500	Virtgame Corp.	1,275
500	Witness Systems, Inc.	6,460
		128,385	12.05%
Consumer Durables
500	Action Procuts International, Inc.	$ 1,960
20,000	Cygne Designs	8,200
9,001	Digital Video	13,861
8,000	Mad Catz Interactive, Inc.	5,760
2,000	Forward Industries, Inc.	4,420
		34,201	3.21%
Consumer Non-Durables
1,000	Transglobe Energy Corp.	$ 2,550
4,000	New Dragon Asia Corp.	3,600
1,500	Jones Soda Co.	4,155
250	Biolase Technology, Inc.	4,375
		14,680	1.38%
Consumer Services
400	Princeton Review, Inc.	$ 3,472
2,000	Stonepath Group, Inc.	7,760
600	Ventiv Health Inc. Wi	8,352
50,000	Angelciti Entertainment	2,600
200,000	Insynq Inc. Nev	1,040
700	Youbet.Com, Inc.	2,548
300	Air Methods Corp.	2,700
		28,472	2.67%
Electronic & Electrical Equipment
500	Silicon Image, Inc.	$ 5,170
500	Socket Communications, Inc.	1,535
		6,705	0.63%
Healthcare & Pharmaceuticals
600	Cardiotech International, Inc.	$ 3,090
6,000	Diomed Holdings, Inc.	1,020
7,500	Eye Dynamics, Inc.	5,325
3,000	Implant Sciences Corp.	42,600
1,000	Memry Corp.	1,730
500	Cardiac Science, Inc.	2,175
16,239	Dynatronics Corp.	50,666
1,000	Plc Systems, Inc.	1,280
1,000	Rockwell Medical Tech	3,790
8,700	Sontra Medical Corp.	17,226
1,000	Cyanotech Corp.	1,260
1,333	Wrp Corp.	3,200
10,000	Molecular Imaging Corp.	2,100
2,000	Stockeryale, Inc.	2,140
9,200	Alpha Pro Technology Ltd.	17,940
2,000	Emergency Filtration Product	1,300
500	Axm Pharma, Inc	2,705
250	Collagenex Pharmaceuticals	3,330
3,000	Procyte Corp.	3,390
17,000	Provectus Pharmaceutical	24,650
2,000	Questcor Pharmaceutical	1,800
3,000	Pro-Dex, Inc.	8,070
800	Paincare Holdings, Inc.	2,320
		203,107	19.06%
Industrial
5,000	Arotech Corp.	$ 9,550
500	Amerigon, Inc.	2,480
2,000	Diasys Corp.	1,200
1,200	Puradyn Filter Technologies, Inc.	2,544
3,000	Smartire Systems, Inc.	390
965	Bovie Medical Corp.	2,799
200	Cpi Aerostructures, Inc.	2,000
		20,963	1.97%
Precious Metal
3,000	Lj International, Inc.	$ 12,330
290,000	United Specialties, Inc.	1,740
2,000	Caledonia Mining Corp.	516
1,000	Richmont Mines, Inc.	4,710
		19,296	1.81%
Radio & Tv Broadcasting & Communications Equipment
500	Globecomm Systems, Inc.	$ 2,800
10,000	Industries International	27,500
10,000	P-Com, Inc.	600
2,000	Sonic Foundry, Inc.	4,420
1,000	Wegener Corp.	2,280
		37,600	3.53%
Retail
3,000	Iparty Corp.	$ 3,750
500	Harvey Electronics, Inc.	600
3,200	Cycle Country Accessories	17,120
		21,470	2.01%
Semiconductors & Related Devices
700	Aware, Inc.	$ 2,765
500	Conexant Systems, Inc.	3,065
1,000	Dpac Tech Corp.	1,000
2,000	Emagin Corp.	4,180
300	Evergreen Solar, Inc.	729
1,000	Ramtron International Corp.	2,960
500	Srs Labs, Inc.	3,020
2,000	Tvia, Inc.	4,000
		21,719	2.04%
Services-Commercial Physical & Biological Research
500	Commonwealth Biotechnology	$ 4,600
40,000	Dnaprint Genomics	1,680
1,500	Paradigm Genetics, Inc.	1,890
		8,170	0.77%
Services-Computer
3,000	Braintech Inc New	$ 2,100
400	Imergent, Inc.	4,080
1,500	Netwolves Corp.	2,040
200	Sonic Solutions, Inc.	3,850
20,000	Voxware, Inc.	1,200
2,000	API Electronic Group, Inc.	1,240
2,000	Cybersource Corp.	9,720
5,000	Tucows, Inc.	3,700
1,000	Corio, Inc.	3,990
300	Evolving Systems, Inc.	2,481
500	Mind Cti Ltd.*	2,145
200	Verisign	3,318
3,000	English Language Learning	840
3,000	Ilinc Communications, Inc.	2,940
4,000	Usurf America, Inc.	320
		43,964	4.13%
Technology
2,000	Eternal Technologies Group	$ 1,800
11,000	Tegal Corp.	23,650
1,000	Autoimmune, Inc.	1,170
500	Novavax, Inc.	2,930
300	Frequency Electronics, Inc.*	4,950
1,000	Wireless Telecom Group*	3,150
1,000	Tvi Corp.	3,940
		41,590	3.90%

TOTAL COMMON STOCK		$ 805,086
Cash Equivalents
235,259	First American Treasury Obligations Cl. A rate: .32	$ 235,259	22.07%
TOTAL CASH EQUIVALENT		$ 235,259

	TOTAL INVESTMENTS	$ 1,040,345	97.62%

	Other assets less liabilities	25,416	2.38%

	NET ASSETS	1,065,761	100.00%

*Income producing

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statement of Assets and Liabilites
March 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value (Identified Cost - $1,041,711)	$ 1,040,345
Interest	20
Securities Sold	22,009
Prepaid Expenses	3,100
Receivable from Advisor	980
Total Assets	1,066,454
Liabilities
Accrued Expenses	693
Total Liabilities	693
Net Assets	$ 1,065,761
Net Assets Consist of:
Paid In Capital	1,803,176
Accumulated Undistributed Net Investment Loss	(28,375)
Accumulated Realized Gain (Loss) on Investments - Net	(707,674)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(1,366)
Net Assets, for 3,307,281 Shares Outstanding	$ 1,065,761
Net Asset Value and Redemption Price
Net Asset Value Per Share ($1,065,761/3,307,281 shares)	$ 0.32

Maximum offering price per share (net asset value plus sales charge of 8%)	$ 0.35

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statement of Operations
For the six months ended March 31, 2004 (Unaudited)

Interest Income
Dividends	1,182
Interest	20
Total Investment Income	$ 1,202

Expenses
Advisory Fees	3,463
Custody fees	6,412
Audit fees	5,985
Trustee fees	4,486
Legal fees	3,707
Registration fees	3,505
Transfer agent fees	3,051
Printing and postage expense	1,245
Insurance	668
Other fees	518
Total Expenses	33,040
Less Advisory Fees Waived (Note 3)	(3,463)
Net Expenses	29,577

Net Investment Loss	(28,375)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	73,324
Change in Net Unrealized Appreciation (Depreciation) on Investments	98,351
Net Realized and Unrealized Gain (Loss) on Investments	171,675

Net Increase (Decrease) in Net Assets from Operations	$ 143,300

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statements of Changes in Net Assets	(Unaudited)
	For six months	For the
	ended	year ended
	3/31/2004	9/30/2003
From Operations:
Net Investment Income/(Loss)	$ (28,375)	$ (63,096)
Net Realized Gain (Loss) on Investments	73,324	(126,574)
Net Unrealized Appreciation (Depreciation)	98,351	132,414
Increase (Decrease) in Net Assets from Operations	$ 143,300	$ (57,256)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	790,595	146,557
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(32,100)	(12,133)
Net Increase/(Decrease) from Capital Share Transactions	$ 758,495	$ 134,424

Net Increase (Decrease) in Net Assets	901,795	77,168
Net Assets at Beginning of Period	163,966	86,798
Net Assets at End of Period	$ 1,065,761	$ 163,966

Share Transactions:
Issued	2,761,947	552,832
Reinvested	0	0
Redeemed	(102,751)	(38,177)
Net increase (decrease) in shares	2,659,196	514,655
Shares outstanding beginning of period	648,085	133,430
Shares outstanding end of period	3,307,281	648,085

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Financial Highlights	(Unaudited)
Selected data for a share of common stock outstanding throughout the period:	10/1/2003	10/1/2002	10/1/2001	10/1/2000	10/1/1999
	to	to	to	to	to
	3/31/2004	9/30/2003	9/30/2002	9/30/2001	9/30/2000
Net Asset Value -
Beginning of Period	$ 0.25	$ 0.65	$ 1.03	$ 3.23	$ 2.79
Net Investment Income/(Loss)	(0.01)	(0.39)	(0.49)	(0.54)	(0.66)
Net Gains or Losses on Securities
(realized and unrealized)	0.08	(0.01)	0.11	(1.66)	1.10

Total from Investment Operations	$ 0.07	$ (0.40)	$ (0.38)	$ (2.20)	$ 0.44

Net Asset Value -
End of Period	$ 0.32	$ 0.25	$ 0.65	$ 1.03	$ 3.23

Total Return **	28.00%	(61.54)%	(36.89)%	(68.11)%	15.77%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,066	$164	$87	$194	$785

Before reimbursements
Ratio of Expenses to Average Net Assets	9.36%	113.21%	43.24%	33.02%	16.55%
Ratio of Net Income to Average Net Assets	(9.02)%	(113.21)%	(43.24)%	(33.00)%	(16.54)%
After reimbursements and Waivers
Ratio of Expenses to Average Net Assets	8.38%	102.44%	42.26%	32.02%	15.55%
Ratio of Net Income to Average Net Assets	(8.03)%	(102.44)%	(42.26)%	(32.00)%	(15.54)%

Portfolio Turnover Rate	54.40%	25.39%	51.33%	72.68%	82.66%

* * Based on Net Asset Value Per Share. The Fund's sales charge is not reflected in total return on this table.

The accompanying notes are an integral part of the financial statements.

THE FRONTIER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Trustees to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier Equity Fund (the “Fund”) to which Frontier’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Frontier Funds.  The investment objective of the Frontier Equity Fund is to provide long-term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith under procedures established by and under the general supervision of the Fund’s directors.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, of which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless the Board of Directors determine that the amortized cost does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors.

INCOME TAXES- It is the policy of the Fund to comply with the requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of The Internal Revenue Code.  Therefore, no provision for Federal income or excise taxes has been made.

ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund has an investment advisory agreement with Freedom Investors Corp. (the “Advisor”), with whom certain officers and directors of the Fund are affiliated.  Under the terms of the investment advisory agreement, the Fund has agreed to pay the adviser a monthly fee at the annual rate of 1.00% of the Fund’s average daily assets.  The Advisor has voluntarily waived payments of its advisory fee since the inception of the Fund.  Although the waiver can be revoked at any time, the Advisor plans to continue this arrangement until further notice to the Board of Directors. For the six months ended March 31, 2004 the Advisor waived its total fee amounting to $3,463.

Freedom Investors Corp. also serves as principal underwriter and national distributor (the “Distributor”) for the Fund.  As Distributor, Freedom Investors selects brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts.  For the six months ended March 31, 2004, the Distributor is due to receive $0 in commission from the sale of fund shares.  The Board of Directors has suspended the load charge on the purchase of shares from August 19, 2003 through March 31, 2004.

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS agreed to reduce their fees beginning July 1, 2003.  For the six months ended March 31, 2004, MSS waived $3,678 in transfer agency and accounting services fees.

4.)

CAPITAL STOCK

As of March 31, 2004 there were 80,000,000, $.01 par value shares of capital stock authorized, and Paid-In Capital amounted to $1,803,176.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ending March 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $850,121 and $280,469, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.

6.)

SECURITY TRANSACTIONS

For federal income tax purposes, the cost of investments owned at March 31, 2004 was $1,041,711.  At March 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
168,279	(169,645)	(1,366)

7.)

CAPITAL LOSS CARRYFORWARD

As of September 30, 2003, the Fund has federal income tax capital loss carryforwards of $654,675, of which $114,579 expires in 2005 and $488,210 expires in 2009, $51,386 expires in 2010 and $500 expires in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

8.) DISTRIBUTIONS TO SHAREHOLDERS –

There were no distributions paid during fiscal year 2003 or the six-months ended March 31, 2004.

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ (0)
Undistributed long-term capital gain/(accumulated losses)	(654,674)
Unrealized appreciation/(depreciation)	$(226,041)
$(880,715)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of Post-October losses.

Board of Directors

Amy L. Siesennop

Jeffrey S. Ackley

Kenneth W. Coshun

Matthew G. Drew

Joel R. Blumenschein

Investment Advisor

Freedom Investors Corp.

130 East Capitol Drive

Hartland, Wisconsin  53029

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio  44141

Custodian

US Bank

Mutual Fund Services

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Auditors

Cohen McCurdy, Ltd.

27955 Clemens Road

Westlake, Ohio  44145

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier Equity Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Proxy Voting Procedures Statement

The Board of Directors of the Fund has approved proxy voting procedures for the Fund.  These procedures set forth the guidelines and procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting history are maintained and available for inspection.  The Directors are responsible for overseeing the implementation of the procedures for proxy voting.

Copies of the proxy voting procedure have been filed with the Securities and Exchange Commission and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  The procedures are also available on the SEC’s Edgar system at the SEC’s website (www.sec.gov).  A copy will also be sent to you within three business days by calling

800-759-6598.

A copy of the proxy voting record for the most recent 12-month period ending June 30 is available at www.mutualss.com, under Frontier Funds, Inc. or at the SEC’s Edgar system at www.sec.gov.   A copy of Frontier Equity Fund’s voting record is also available, without charge, upon request, by calling 800-759-6598.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 30, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date May 24, 2004

* Print the name and title of each signing officer under his or her signature.